Revenue	12 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Revenue

6.	REVENUE

(i)	Disaggregation of revenue from contracts with customers
Year ended April 30, 2020

Segments	SpiderNet Ecosystem solutions	Digital financial services	Corporate	Total
	HK$	HK$	HK$	HK$
Types of services
SpiderNet ecosystem solutions services	157,678	—	—	157,678
Insurance brokerage services	—	9,869	—	9,869

Total	157,678	9,869	—	167,547

Timing of revenue recognition
A point in time	—	9,869	—	9,869
Over time	157,678	—	—	157,678

Total	157,678	9,869	—	167,547

Year ended April 30, 2021

Segments	SpiderNet Ecosystem solutions	Digital financial services	Corporate	Total
	HK$	HK$	HK$	HK$
Types of services
SpiderNet ecosystem solutions services	184,095	—	—	184,095
Insurance brokerage services	—	11,721	—	11,721

Total	184,095	11,721	—	195,816

Timing of revenue recognition
A point in time	—	11,721	—	11,721
Over time	184,095	—	—	184,095

Total	184,095	11,721	—	195,816

Segments	SpiderNet Ecosystem solutions	Digital financial services	Corporate	Total
	HK$	HK$	HK$	HK$
Types of services
SpiderNet ecosystem solutions services	184,627	—	—	184,627
Insurance brokerage services	—	11,798	—	11,798
Digital media, content, and marketing services	—	—	533	533

Total	184,627	11,798	533	196,958

Timing of revenue recognition
A point in time	—	11,798	—	11,798
Over time	184,627	—	533	185,160

Total	184,627	11,798	533	196,958

(ii)	Transaction price allocated to the remaining performance obligation for contracts with customers
There were no remaining performance obligations for insurance brokage services and digital media, content, and marketing
services as of April 30, 2020, 2021 and 2022. The expected timing of recognizing revenue for the transaction price allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) for SpiderNet ecosystem solutions services as at April 30, 2021 and 2022 are as follows:

	SpiderNet ecosystem solutions income
	2021	2022
	HK$	HK$

Within one year	173,924	68,091
More than one year but not more than two years	62,111	5,317
More than two years	5,317	—

	241,352	73,408

Subsequent to April 30, 2022 and up to the approval date of these financial statements, the Group has entered into additional SpiderNet ecosystem solutions service contracts with customers with a total transaction price allocated to the performance obligations of approximately HK$129,467, for which the revenue is expected to be recognized over two years from the commencement date of the service period.